Provisions - Summary of Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of other provisions [abstract]
Warranties	$ 18	$ 16
Other provisions	7	6
Total provisions	$ 25	$ 22	$ 20